Offsets	May 18, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PayPal Holdings Inc.
Form or Filing Type	S-8
File Number	333-281110
Initial Filing Date	Jul. 30, 2024
Fee Offset Claimed	$ 170,153.28
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	20,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,152,800,000.00
Termination / Withdrawal Statement	The Company previously paid registration fees of $170,153.28 associated with certain unsold and unissued securities from the Company's registration statement on Form S-8 (File No. 333-281110) filed on July 30, 2024 (the "Prior Registration Statement"). The Company has terminated the offering of such unsold and unissued securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Company hereby offsets the registration fee due under this Registration Statement by $170,153.28.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PayPal Holdings Inc.
Form or Filing Type	S-8
File Number	333-281110
Filing Date	Jul. 30, 2024
Fee Paid with Fee Offset Source	$ 170,153.28